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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                                                                     811-04847

Eclipse Funds

(Exact name of Registrant as specified in charter)

51 Madison Avenue, New York, New York  10010

(Address of principal executive office)                                                                                     (Zip Code)

Marguerite E. H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ  07054

(Name and address of agent for service)

Registrant’s telephone number, including area code:                                                                                                212-576-7000

Date of fiscal year end:                                                      October 31

Date of reporting period:                                                      July 31, 2009

Item 1.  Schedule of Investments.

The schedule of investments for the period ended July 31, 2009 is filed herewith.

MainStay Balanced Fund
Portfolio of Investments ††† July 31, 2009 unaudited

		Principal Amount	Value
	Long-Term Bonds 38.2%†
	Convertible Bond 0.0%‡
	Internet 0.0%‡
	At Home Corp. 4.75%, due 12/31/49 (a)(b)(c)(d)	$177,810	$18

	Total Convertible Bond (Cost $13,325)		18

	Corporate Bonds 13.5%
	Aerospace & Defense 1.5%
	Boeing Co.
	4.875%, due 2/15/20	1,430,000	1,444,617
	5.875%, due 2/15/40	700,000	718,614
¤	Lockheed Martin Corp. 7.65%, due 5/1/16	3,000,000	3,542,724
	Northrop Grumman Corp. 5.05%, due 8/1/19	480,000	493,260
	United Technologies Corp. 7.125%, due 11/15/10	3,130,000	3,345,826
			9,545,041
	Banks 2.0%
¤	Bank of America Corp.
	5.75%, due 12/1/17	1,000,000	960,095
	7.625%, due 6/1/19	1,300,000	1,410,014
	7.80%, due 2/15/10	1,500,000	1,541,778
	7.80%, due 9/15/16	1,500,000	1,491,525
	Bank of New York Mellon Corp. (The)
	4.30%, due 5/15/14	850,000	881,336
	5.45%, due 5/15/19	1,260,000	1,328,213
	BB&T Corp. 6.85%, due 4/30/19	525,000	561,493
	HSBC Bank USA N.A. 5.875%, due 11/1/34	1,000,000	937,839
	Keycorp 6.50%, due 5/14/13	400,000	397,209
	Mellon Funding Corp. 6.375%, due 2/15/10	1,960,000	1,997,802
	PNC Bank N.A. 6.875%, due 4/1/18	1,230,000	1,327,543
			12,834,847
	Beverages 0.3%
	Anheuser-Busch Cos., Inc. 7.50%, due 3/15/12	1,500,000	1,649,325

	Chemicals 0.2%
	Monsanto Co. 7.375%, due 8/15/12	1,000,000	1,141,844

	Diversified Financial Services 1.7%
	Bear Stearns Cos., Inc. (The) 5.30%, due 10/30/15	2,000,000	2,010,986
	Citigroup, Inc.
	5.85%, due 8/2/16	1,500,000	1,387,773
	6.50%, due 1/18/11	500,000	514,115
	General Electric Capital Corp. 6.875%, due 1/10/39	1,650,000	1,620,275
	Goldman Sachs Group, Inc. (The) 7.35%, due 10/1/09	1,000,000	1,011,343
	HSBC Finance Corp. 6.375%, due 11/27/12	1,000,000	1,020,539
	JPMorgan Chase & Co.
	2.625%, due 12/1/10 (e)	2,000,000	2,045,958
	5.25%, due 5/1/15	1,000,000	1,017,254
			10,628,243
	Electric 1.8%
	CenterPoint Energy Houston Electric LLC 7.00%, due 3/1/14	1,250,000	1,369,200
	Consolidated Edison Co. of New York 7.50%, due 9/1/10	3,000,000	3,173,145
	Duke Energy Ohio, Inc. 5.45%, due 4/1/19	1,000,000	1,065,525
	Interstate Power & Light Co. 6.625%, due 8/1/09	1,311,000	1,311,000
	Kansas City Power & Light Co. 7.15%, due 4/1/19	1,000,000	1,106,352
	Pacificorp 6.00%, due 1/15/39	750,000	819,712
	Peco Energy Co. 5.00%, due 10/1/14	2,450,000	2,602,978
			11,447,912
	Food 0.8%
	Campbell Soup Co. 6.75%, due 2/15/11	1,500,000	1,618,125
	ConAgra Foods, Inc. 7.00%, due 4/15/19	600,000	693,744
	Kellogg Co. Series B 6.60%, due 4/1/11	2,000,000	2,151,158
	Safeway, Inc. 5.00%, due 8/15/19	400,000	396,700
			4,859,727
	Gas 0.2%
	Atmos Energy Corp. 8.50%, due 3/15/19	485,000	582,347
¤	Sempra Energy 6.50%, due 6/1/16	750,000	823,320
			1,405,667
	Health Care - Products 0.4%
	Johnson & Johnson 6.625%, due 9/1/09	2,371,000	2,381,615

	Health Care - Services 0.2%
	Roche Holdings, Inc. 5.00%, due 3/1/14 (f)	1,500,000	1,595,568

	Household Products & Wares 0.5%
	Kimberly-Clark Corp. 5.00%, due 8/15/13	3,000,000	3,172,281

	Insurance 1.0%
	Allstate Corp. (The) 7.20%, due 12/1/09	1,900,000	1,927,491
	MetLife Global Funding I 5.125%, due 6/10/14 (f)	1,500,000	1,506,679
	MetLife, Inc. 6.75%, due 6/1/16	500,000	538,036
	Principal Financial Group, Inc. 8.875%, due 5/15/19	450,000	505,291
	Travelers Cos., Inc. (The) 5.90%, due 6/2/19	1,500,000	1,615,944
			6,093,441
	Machinery - Diversified 0.4%
	Deere & Co. 7.85%, due 5/15/10	2,308,000	2,425,353

	Media 0.4%
	COX Communications, Inc. 8.375%, due 3/1/39 (f)	1,150,000	1,436,981
	Time Warner Cable, Inc.
	6.75%, due 7/1/18	250,000	277,873
	8.25%, due 4/1/19	710,000	862,361
			2,577,215
	Miscellaneous - Manufacturing 0.1%
	ITT Corp. 6.125%, due 5/1/19	400,000	415,558

	Oil & Gas 0.3%
	ConocoPhillips 8.75%, due 5/25/10	1,940,000	2,069,159

	Packaging & Containers 0.0%‡
	Bemis Co., Inc. 6.80%, due 8/1/19	260,000	284,420

	Pipelines 0.1%
	Plains All American Pipeline, L.P. 8.75%, due 5/1/19	800,000	976,927

	Real Estate Investment Trusts 0.1%
	ERP Operating, L.P. 5.25%, due 9/15/14	922,000	887,961

	Software 0.2%
	Oracle Corp. 3.75%, due 7/8/14	950,000	979,741

	Telecommunications 1.2%
	Harris Corp. 6.375%, due 6/15/19	650,000	708,278
	Southwestern Bell Telephone Corp. 7.00%, due 7/1/15	3,000,000	3,434,982
	Verizon Communications, Inc. 7.35%, due 4/1/39	1,000,000	1,207,000
	Verizon Wireless Capital LLC 5.55%, due 2/1/14 (f)	2,000,000	2,175,092
			7,525,352
	Transportation 0.1%
	FedEx Corp. 8.00%, due 1/15/19	750,000	877,595
	Total Corporate Bonds (Cost $81,605,975)		85,774,792

	U.S. Government & Federal Agencies 23.0%
¤	Federal Home Loan Bank 0.8%
	4.50%, due 9/16/13	2,500,000	2,699,285
	5.50%, due 8/13/14	2,000,000	2,242,546
			4,941,831
¤	Federal Home Loan Mortgage Corporation 3.0%
	1.50%, due 1/7/11	2,500,000	2,522,388
	2.875%, due 11/23/10	2,150,000	2,207,431
	3.25%, due 2/25/11	2,000,000	2,067,084
	3.50%, due 5/29/13	2,000,000	2,087,552
	3.875%, due 6/29/11	5,500,000	5,779,372
	4.75%, due 1/18/11	2,000,000	2,111,808
	5.125%, due 4/18/11	2,000,000	2,135,086
			18,910,721
¤	Federal National Mortgage Association 1.3%
	3.625%, due 8/15/11	2,000,000	2,097,154
	4.50%, due 2/15/11	2,000,000	2,112,368
	4.875%, due 5/18/12	2,000,000	2,171,630
	5.50%, due 3/15/11	2,000,000	2,145,624
			8,526,776
	United States Treasury Bonds 0.4%
	3.50%, due 2/15/39	2,180,000	1,883,999
	4.50%, due 5/15/38	585,000	603,099
			2,487,098
¤	United States Treasury Notes 17.5%
	0.875%, due 12/31/10	3,200,000	3,203,875
	0.875%, due 1/31/11	7,015,000	7,018,016
	0.875%, due 2/28/11	7,400,000	7,397,706
	0.875%, due 3/31/11	6,100,000	6,093,327
	0.875%, due 4/30/11	1,050,000	1,048,037
	0.875%, due 5/31/11	10,475,000	10,447,974
	1.125%, due 6/30/11	185,000	185,159
	1.125%, due 12/15/11	4,500,000	4,479,610
	1.25%, due 11/30/10	8,845,000	8,905,854
	1.375%, due 4/15/12	3,000,000	2,992,266
	1.375%, due 5/15/12	14,064,000	14,008,025
	1.875%, due 2/28/14	130,000	127,105
	1.875%, due 4/30/14	4,789,900	4,665,267
	2.00%, due 11/30/13	12,205,000	12,071,502
	2.625%, due 6/30/14	7,170,000	7,208,073
	2.75%, due 10/31/13	7,185,000	7,337,681
	3.125%, due 5/15/19	2,355,000	2,282,136
	3.25%, due 5/31/16	1,375,000	1,387,569
	3.25%, due 6/30/16	7,600,000	7,657,000
	4.125%, due 5/15/15	3,000,000	3,208,125
			111,724,307
	Total U.S. Government & Federal Agencies (Cost $146,452,335)		146,590,733

	Yankee Bonds 1.7% (g)
	Diversified Financial Services 0.2%
	BP Capital Markets PLC 3.625%, due 5/8/14	1,500,000	1,536,902

	Mining 0.5%
	BHP Billiton Finance USA, Ltd. 5.50%, due 4/1/14	1,250,000	1,357,774
	Rio Tinto Finance USA, Ltd. 8.95%, due 5/1/14	1,800,000	2,091,611
			3,449,385
	Oil & Gas 0.2%
	Shell International Finance B.V. 4.00%, due 3/21/14	1,500,000	1,576,315

	Pharmaceuticals 0.2%
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	900,000	948,055

	Telecommunications 0.6%
	Deutsche Telekom International Finance B.V. 6.00%, due 7/8/19	1,500,000	1,616,047
	France Telecom S.A. 5.375%, due 7/8/19	500,000	532,591
	Vodafone Group PLC 5.625%, due 2/27/17	1,300,000	1,379,898
			3,528,536
	Total Yankee Bonds (Cost $10,173,796)		11,039,193

	Total Long-Term Bonds (Cost $238,245,431)		243,404,736

		Shares	Value
	Common Stocks 61.2%
	Advertising 0.0%‡
	Clear Channel Outdoor Holdings, Inc. Class A (h)	44,910	257,783

	Aerospace & Defense 1.2%
	General Dynamics Corp.	18,784	1,040,446
	L-3 Communications Holdings, Inc.	7,710	582,105
¤	Lockheed Martin Corp.	40,554	3,031,817
	Northrop Grumman Corp.	71,222	3,175,077
			7,829,445
	Agriculture 2.0%
	Altria Group, Inc.	108,651	1,904,652
	Archer-Daniels-Midland Co.	54,335	1,636,570
	Armstrong World Industries, Inc. (h)	6,344	156,062
	Bunge, Ltd.	44,290	3,098,971
	Lorillard, Inc.	57,994	4,275,318
	Philip Morris International, Inc.	34,008	1,584,773
			12,656,346
	Airlines 0.2%
	Copa Holdings S.A. Class A	26,696	1,082,256

	Apparel 1.3%
	Coach, Inc.	149,084	4,411,396
	Jones Apparel Group, Inc.	114,519	1,575,782
	NIKE, Inc. Class B	5,710	323,414
	Polo Ralph Lauren Corp.	29,686	1,871,702
			8,182,294
	Auto Parts & Equipment 0.2%
	TRW Automotive Holdings Corp. (h)	57,578	969,038
	WABCO Holdings, Inc.	24,203	460,099
			1,429,137
	Banks 0.7%
	BancorpSouth, Inc.	50,653	1,139,692
	Fifth Third Bancorp	34,035	323,332
	Fulton Financial Corp.	33,867	228,941
	Marshall & Ilsley Corp.	192,973	1,165,557
	Popular, Inc.	46,547	59,115
	Regions Financial Corp.	4,623	20,434
	Synovus Financial Corp.	65,620	230,326
	Valley National Bancorp	21,569	274,358
	Webster Financial Corp.	17,958	203,105
	Whitney Holding Corp.	16,373	143,427
	Wilmington Trust Corp.	13,184	151,484
	Zions Bancorp	33,260	451,671
			4,391,442
	Beverages 0.3%
	Central European Distribution Corp. (h)	39,767	1,141,711
	Constellation Brands, Inc. Class A (h)	50,540	690,376
			1,832,087
	Biotechnology 0.9%
	Amgen, Inc. (h)	67,913	4,231,659
	OSI Pharmaceuticals, Inc. (h)	35,288	1,192,382
			5,424,041
	Chemicals 1.5%
	Ashland, Inc.	147,939	4,902,699
	Cabot Corp.	11,617	212,591
	Monsanto Co.	24,481	2,056,404
	Mosaic Co. (The)	21,528	1,122,685
	Sherwin-Williams Co. (The)	22,910	1,323,053
			9,617,432
	Commercial Services 1.9%
	Apollo Group, Inc. Class A (h)	48,227	3,329,592
	Avis Budget Group, Inc. (h)	140,725	1,203,199
	Brinks Home Security Holdings, Inc. (h)	26,096	778,183
	H&R Block, Inc.	52,861	882,250
	Hillenbrand, Inc.	6,362	115,279
	Moody's Corp.	110,394	2,620,753
	Pharmaceutical Product Development, Inc.	20,471	425,183
	SAIC, Inc. (h)	30,547	552,595
	Tree.com, Inc. (h)	3,765	37,575
	United Rentals, Inc. (h)	22,275	166,394
	Wabtec Corp.	19,038	640,629
	Washington Post Co. Class B	2,038	920,157
	Weight Watchers International, Inc.	5,399	150,524
			11,822,313
	Computers 2.1%
	Affiliated Computer Services, Inc. Class A (h)	77,946	3,695,420
	Computer Sciences Corp. (h)	23,822	1,147,506
	Dell, Inc. (h)	15,435	206,520
	Hewlett-Packard Co.	101,728	4,404,822
	International Business Machines Corp.	11,578	1,365,394
	Lexmark International, Inc. Class A (h)	24,187	350,228
	NCR Corp. (h)	31,481	407,364
	Western Digital Corp. (h)	70,529	2,133,502
			13,710,756
	Cosmetics & Personal Care 1.2%
	Bare Escentuals, Inc. (h)	20,373	180,505
	Colgate-Palmolive Co.	51,426	3,725,299
	Procter & Gamble Co. (The)	72,864	4,044,681
			7,950,485
	Distribution & Wholesale 0.3%
	Tech Data Corp. (h)	45,807	1,600,039

	Diversified Financial Services 2.5%
	AmeriCredit Corp. (h)	48,519	761,263
	Ameriprise Financial, Inc.	26,547	738,007
	BlackRock, Inc.	22,769	4,338,405
	Citigroup, Inc.	913,980	2,897,317
	Discover Financial Services	71,263	846,604
	IntercontinentalExchange, Inc. (h)	5,633	529,840
	Investment Technology Group, Inc. (h)	8,974	200,569
	T. Rowe Price Group, Inc.	48,417	2,261,558
	TD Ameritrade Holding Corp. (h)	167,663	3,108,472
			15,682,035
	Electric 3.4%
¤	AES Corp. (The) (h)	389,113	4,976,755
	Alliant Energy Corp.	74,598	1,951,484
	American Electric Power Co., Inc.	122,629	3,796,594
	DPL, Inc.	13,143	314,775
	DTE Energy Corp.	74,088	2,553,073
	FPL Group, Inc.	5,164	292,644
	Hawaiian Electric Industries, Inc.	13,074	233,632
	Mirant Corp. (h)	240,195	4,337,922
	PG&E Corp.	72,720	2,935,706
	Westar Energy, Inc.	30,532	600,564
			21,993,149
	Electrical Components & Equipment 0.4%
	Emerson Electric Co.	66,919	2,434,513

	Electronics 0.2%
	FLIR Systems, Inc. (h)	48,561	1,043,576

	Engineering & Construction 0.6%
	Fluor Corp.	36,033	1,902,542
	Shaw Group, Inc. (The) (h)	62,724	1,846,595
			3,749,137
	Entertainment 0.0%‡
	International Speedway Corp. Class A	5,171	132,222

	Environmental Controls 0.1%
	Waste Connections, Inc. (h)	27,791	783,984

	Food 1.2%
	H.J. Heinz Co.	64,366	2,475,516
	Kroger Co. (The)	58,912	1,259,539
	Safeway, Inc.	136,892	2,591,366
	SUPERVALU, Inc.	85,739	1,271,509
			7,597,930
	Forest Products & Paper 0.3%
	International Paper Co.	99,400	1,869,714

	Gas 1.1%
	Energen Corp.	29,681	1,226,419
	NiSource, Inc.	100,292	1,292,764
¤	Sempra Energy	85,737	4,495,191
			7,014,374
	Health Care - Products 0.8%
	Becton, Dickinson & Co.	2,811	183,137
	Gen-Probe, Inc. (h)	7,538	279,810
	Johnson & Johnson	36,457	2,219,867
	St. Jude Medical, Inc. (h)	68,837	2,595,843
			5,278,657
	Health Care - Services 2.2%
	Brookdale Senior Living, Inc.	21,487	230,126
¤	CIGNA Corp.	176,656	5,017,031
	Health Management Associates, Inc. Class A (h)	105,698	637,359
	Humana, Inc. (h)	34,102	1,120,251
	LifePoint Hospitals, Inc. (h)	50,558	1,398,434
	Lincare Holdings, Inc. (h)	15,072	394,585
	Quest Diagnostics, Inc.	63,223	3,453,240
	WellPoint, Inc. (h)	39,527	2,080,701
			14,331,727
	Home Builders 0.1%
	Thor Industries, Inc.	27,562	659,007
	Toll Brothers, Inc. (h)	2,884	56,411
			715,418
	Housewares 0.0%‡
	Toro Co. (The)	5,942	205,950

	Insurance 5.0%
	Aflac, Inc.	95,538	3,617,069
	Allied World Assurance Holdings, Ltd./Bermuda	33,185	1,442,220
	American Financial Group, Inc.	104,759	2,555,072
	Arch Capital Group, Ltd. (h)	41,905	2,606,072
	Assurant, Inc.	91,771	2,341,996
	Axis Capital Holdings, Ltd.	109,858	3,126,559
	Chubb Corp. (The)	1,616	74,627
	Conseco, Inc. (h)	198,241	616,529
	MetLife, Inc.	107,669	3,655,362
	MGIC Investment Corp.	197,132	1,301,071
	OneBeacon Insurance Group, Ltd.	10,230	115,599
	Principal Financial Group, Inc.	45,065	1,068,040
	Protective Life Corp.	70,096	1,047,935
	Prudential Financial, Inc.	63,540	2,812,916
	Reinsurance Group of America, Inc. Class B	1,506	62,499
	Torchmark Corp.	6,199	242,133
	Transatlantic Holdings, Inc.	11,425	540,517
	Unum Group	234,458	4,400,777
			31,626,993
	Internet 1.1%
	eBay, Inc. (h)	118,230	2,512,388
	Google, Inc. Class A (h)	9,349	4,142,074
	WebMD Health Corp. Class A (h)	3,838	128,228
			6,782,690
	Investment Company 0.0%‡
	Allied Capital Corp.	62,312	248,625

	Iron & Steel 1.8%
	AK Steel Holding Corp.	218,465	4,297,207
	Cliffs Natural Resources, Inc.	147,214	4,032,191
	Reliance Steel & Aluminum Co.	71,009	2,393,713
	Schnitzer Steel Industries, Inc. Class A	12,084	649,757
			11,372,868
	Lodging 0.0%‡
	Orient-Express Hotels, Ltd.	34,055	301,387

	Machinery - Diversified 0.9%
¤	Cummins, Inc.	120,746	5,193,286
	Manitowoc Co., Inc. (The)	43,762	270,449
			5,463,735
	Media 2.3%
	Comcast Corp. Class A	246,303	3,660,063
	Dish Network Corp. Class A (h)	156,006	2,644,302
	Gannett Co., Inc.	91,540	640,780
	Liberty Media Corp. Entertainment Class A (h)	100,428	2,808,971
	Meredith Corp.	34,220	905,803
	Time Warner Cable, Inc.	24,351	805,044
	Walt Disney Co. (The)	140,033	3,517,629
			14,982,592
	Metal Fabricate & Hardware 0.5%
	Precision Castparts Corp.	41,288	3,295,195

	Miscellaneous - Manufacturing 2.0%
	Dover Corp.	15,772	536,406
	General Electric Co.	329,691	4,417,859
	Honeywell International, Inc.	16,802	583,029
	ITT Corp.	84,019	4,150,539
	John Bean Technologies Corp.	43,300	600,138
	Parker Hannifin Corp.	57,645	2,552,521
	Trinity Industries, Inc.	16,302	227,576
			13,068,068
	Oil & Gas 3.9%
	Chevron Corp.	10,039	697,409
	Cimarex Energy Co.	17,801	636,920
	Comstock Resources, Inc. (h)	23,495	904,558
	ConocoPhillips	42,916	1,875,858
	ENSCO International, Inc.	103,151	3,908,391
	ExxonMobil Corp.	56,398	3,969,855
	Forest Oil Corp. (h)	41,551	700,134
	Hercules Offshore, Inc. (h)	36,414	172,602
	Marathon Oil Corp.	25,477	821,633
	Murphy Oil Corp.	67,981	3,956,494
	Occidental Petroleum Corp.	62,381	4,450,261
	Pioneer Natural Resources Co.	28,101	802,284
	Questar Corp.	20,507	678,167
	Rowan Cos., Inc.	47,622	1,015,777
	St. Mary Land & Exploration Co.	10,425	248,845
	Unit Corp. (h)	9,804	310,689
			25,149,877
	Oil & Gas Services 0.5%
	Exterran Holdings, Inc. (h)	26,223	456,018
	Global Industries, Ltd. (h)	12,771	87,226
	Helix Energy Solutions Group, Inc. (h)	137,838	1,445,920
	SEACOR Holdings, Inc. (h)	9,102	723,427
	Tetra Technologies, Inc. (h)	40,863	315,054
			3,027,645
	Packaging & Containers 0.3%
	Crown Holdings, Inc. (h)	69,347	1,740,610
	Sonoco Products Co.	10,229	270,864
			2,011,474
	Pharmaceuticals 3.0%
	Abbott Laboratories	30,242	1,360,587
	AmerisourceBergen Corp.	216,258	4,264,608
	Endo Pharmaceuticals Holdings, Inc. (h)	27,199	571,451
	Forest Laboratories, Inc. (h)	165,320	4,270,216
	Herbalife, Ltd.	29,846	1,027,001
	King Pharmaceuticals, Inc. (h)	123,397	1,119,211
	Mead Johnson Nutrition Co.	5,657	205,971
	Pfizer, Inc.	188,068	2,995,923
	Sepracor, Inc. (h)	80,075	1,389,301
	SunPower Corp. Class A (h)	52,489	1,690,146
	Watson Pharmaceuticals, Inc. (h)	4,608	160,036
			19,054,451
	Real Estate Investment Trusts 1.5%
	Alexandria Real Estate Equities, Inc.	20,510	781,636
	CapitalSource, Inc.	221,779	1,029,054
	CBL & Associates Properties, Inc.	107,283	637,261
	Douglas Emmett, Inc.	23,370	237,439
	iStar Financial, Inc. (h)	63,628	154,616
	ProLogis	222,154	1,952,734
	Public Storage	1,630	118,289
	SL Green Realty Corp.	171,829	4,429,752
	Walter Investment Management Corp. (h)	16,329	219,625
			9,560,406
	Retail 3.6%
	AnnTaylor Stores Corp. (h)	76,992	929,293
	AutoZone, Inc. (h)	13,417	2,060,449
	Barnes & Noble, Inc.	56,498	1,301,149
	Big Lots, Inc. (h)	117,381	2,704,458
	BJ's Wholesale Club, Inc. (h)	23,735	791,562
	Chipotle Mexican Grill, Inc. Class A (h)	13,164	1,235,178
	Gap, Inc. (The)	138,458	2,259,635
	Liz Claiborne, Inc.	50,196	158,619
	Office Depot, Inc. (h)	293,937	1,337,413
	OfficeMax, Inc.	5,755	53,579
	Penske Auto Group, Inc.	33,094	684,384
	Ross Stores, Inc.	74,957	3,304,854
	Saks, Inc. (h)	179,480	918,938
	TJX Cos., Inc.	30,198	1,094,073
	Wal-Mart Stores, Inc.	75,737	3,777,762
	Yum! Brands, Inc.	9,095	322,509
			22,933,855
	Semiconductors 1.7%
	Cypress Semiconductor Corp. (h)	212,604	2,257,854
	Fairchild Semiconductor International, Inc. (h)	97,622	862,002
	Integrated Device Technology, Inc. (h)	71,717	485,524
	Intel Corp.	249,096	4,795,098
	Silicon Laboratories, Inc. (h)	50,502	2,163,001
			10,563,479
	Software 1.8%
	Activision Blizzard, Inc. (h)	324,210	3,712,204
	BMC Software, Inc. (h)	85,760	2,918,413
	Compuware Corp. (h)	56,961	417,524
	IMS Health, Inc.	36,853	442,236
	Oracle Corp.	173,129	3,831,345
			11,321,722
	Telecommunications 3.4%
	American Tower Corp. Class A (h)	935	31,874
	AT&T, Inc.	149,868	3,931,038
	CenturyTel, Inc.	129,555	4,066,731
	Cisco Systems, Inc. (h)	198,029	4,358,618
	Corning, Inc.	50,432	857,344
	Juniper Networks, Inc. (h)	118,953	3,108,242
	Sprint Nextel Corp. (h)	658,563	2,634,252
	Verizon Communications, Inc.	86,870	2,785,921
			21,774,020
	Toys, Games & Hobbies 0.3%
	Hasbro, Inc.	70,841	1,877,287

	Transportation 0.9%
	Expeditors International of Washington, Inc.	74,829	2,538,948
	Frontline, Ltd.	2,728	62,389
	Overseas Shipholding Group, Inc.	16,116	553,585
	Ryder System, Inc.	15,396	540,861
	Tidewater, Inc.	8,089	364,005
	Union Pacific Corp.	24,546	1,411,886
			5,471,674
	Total Common Stocks (Cost $380,881,650)		390,506,285

	Exchange Traded Fund 0.3% (i)
	S&P 500 Index - SPDR Trust Series 1	20,923	2,067,402

	Total Exchange Traded Fund (Cost $1,861,224)		2,067,402

	Principal Amount	Value
Short-Term Investment 0.1%
Repurchase Agreement 0.1%
State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $632,845 (Collateralized by a United States Treasury Bill with a rate of 0.089% and a maturity date of 9/10/09, with a Principal Amount of $650,000 and a Market Value of $649,935)	$632,843	632,843

Total Short-Term Investment (Cost $632,843)		632,843

Total Investments (Cost $621,621,148) (l)	99.8%	636,611,266
Cash and Other Assets,
Less Liabilities	0.2	1,352,113
Net Assets	100.0%	$637,963,379

	Contracts Long	Unrealized Appreciation (j)
Futures Contracts 0.0%‡
United States Treasury Note September 2009 (10 Year) (k)	62	$80,297

Total Futures Contracts (Settlement Value $7,271,438)		$80,297

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2009, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Illiquid security. The total market value of this security at July 31, 2009 is $18, which represents less than one-tenth of a percent of the Fund's net assets.
(b)	Issue in default.
(c)	Restricted security.
(d)	Fair valued security. The total market value of this security at July 31, 2009 is $18, which represents less than one-tenth of a percent of the Fund's net assets.
(e)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(f)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(g)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(h)	Non-income producing security.
(i)	Exchange Traded Fund - represents a basket of securities that is traded on an exchange.
(j)	Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2009.
(k)	At July 31, 2009, cash in the amount of $111,600 is segregated as collateral for futures contracts with the broker.
(l)	At July 31, 2009, cost is $623,637,329 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$56,495,197
Gross unrealized depreciation	(43,521,260)
Net unrealized appreciation	$12,973,937

The following is a list of the inputs used as of July 31, 2009 for the valuing the Fund’s assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Bonds
Convertible Bond	$—	$—	$18	$18
Corporate Bonds	—	85,774,792	—	85,774,792
U.S. Government & Federal Agencies	—	146,590,733	—	146,590,733
Yankee Bonds	—	11,039,193	—	11,039,193
Total Long-Term Bonds	—	243,404,718	18	243,404,736
Common Stocks
Advertising	257,783	—	—	257,783
Aerospace & Defense	7,829,445	—	—	7,829,445
Agriculture	12,656,346	—	—	12,656,346
Airlines	1,082,256	—	—	1,082,256
Apparel	8,182,294	—	—	8,182,294
Auto Parts & Equipment	1,429,137	—	—	1,429,137
Banks	4,391,442	—	—	4,391,442
Beverages	1,832,087	—	—	1,832,087
Biotechnology	5,424,041	—	—	5,424,041
Chemicals	9,617,432	—	—	9,617,432
Commercial Services	11,822,313	—	—	11,822,313
Computers	13,710,756	—	—	13,710,756
Cosmetics & Personal Care	7,950,485	—	—	7,950,485
Distribution & Wholesale	1,600,039	—	—	1,600,039
Diversified Financial Services	15,682,035	—	—	15,682,035
Electric	21,993,149	—	—	21,993,149
Electrical Components & Equipment	2,434,513	—	—	2,434,513
Electronics	1,043,576	—	—	1,043,576
Engineering & Construction	3,749,137	—	—	3,749,137
Entertainment	132,222	—	—	132,222
Environmental Controls	783,984	—	—	783,984
Food	7,597,930	—	—	7,597,930
Forest Products & Paper	1,869,714	—	—	1,869,714
Gas	7,014,374	—	—	7,014,374
Health Care - Products	5,278,657	—	—	5,278,657
Health Care - Services	14,331,727	—	—	14,331,727
Home Builders	715,418	—	—	715,418
Housewares	205,950	—	—	205,950
Insurance	31,626,993	—	—	31,626,993
Internet	6,782,690	—	—	6,782,690
Investment Company	248,625	—	—	248,625
Iron & Steel	11,372,868	—	—	11,372,868
Lodging	301,387	—	—	301,387
Machinery - Diversified	5,463,735	—	—	5,463,735
Media	14,982,592	—	—	14,982,592
Metal Fabricate & Hardware	3,295,195	—	—	3,295,195
Miscellaneous - Manufacturing	13,068,068	—	—	13,068,068
Oil & Gas	25,149,877	—	—	25,149,877
Oil & Gas Services	3,027,645	—	—	3,027,645
Packaging & Containers	2,011,474	—	—	2,011,474
Pharmaceuticals	19,054,451	—	—	19,054,451
Real Estate Investment Trusts	9,560,406	—	—	9,560,406
Retail	22,933,855	—	—	22,933,855
Semiconductors	10,563,479	—	—	10,563,479
Software	11,321,722	—	—	11,321,722
Telecommunications	21,774,020	—	—	21,774,020
Toys, Games & Hobbies	1,877,287	—	—	1,877,287
Transportation	5,471,674	—	—	5,471,674
Total Common Stocks	390,506,285	—	—	390,506,285
Exchange Traded Fund	2,067,402	—	—	2,067,402
Short-Term Investment
Repurchase Agreement	—	632,843	—	632,843
Total Short-Term Investment	—	632,843	—	632,843
Futures Contracts (a)	80,297	—	—	80,297
Total	$392,653,984	$244,037,561	$18	$636,691,563

(a) The value listed for these securities is the unrealized as shown on the Portfolio of Investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2009	Change in Unrealized Appreciation (Depreciation) from Investments Held at July 31, 2009

Convertible Bonds	$18	$0	$0	$0	$0	$0	$0	$0	$18	$0

Total	$18	$0	$0	$0	$0	$0	$0	$0	$18	$0

As of July 31, 2009, the Fund held the following restricted security:

Security	Date of Acquisition	Principal Amount	Cost	7/31/09 Value	Percentage of Net Assets
At Home Corp.
Convertible Bond 4.75%, due 12/31/49	7/25/01	$177,810	$13,325	$18	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay Mid Cap Core Fund
Portfolio of Investments July 31, 2009 unaudited

		Shares	Value
	Common Stocks 99.3%†
	Aerospace & Defense 1.9%
	Alliant Techsystems, Inc. (a)	3,037	$239,073
	Goodrich Corp.	1,886	96,865
	L-3 Communications Holdings, Inc.	7,403	558,926
¤	Precision Castparts Corp.	10,794	861,469
			1,756,333
	Air Freight & Logistics 0.1%
	UTI Worldwide, Inc. (a)	11,483	144,916

	Airlines 0.4%
	Copa Holdings S.A.	10,193	413,224

	Auto Components 0.2%
	Federal Mogul Corp. (a)	1,858	26,254
	TRW Automotive Holdings Corp. (a)	8,498	143,021
			169,275
	Beverages 1.8%
	Coca-Cola Enterprises, Inc.	42,979	807,575
	Hansen Natural Corp. (a)	3,798	117,776
	Pepsi Bottling Group, Inc. (The)	21,423	727,311
			1,652,662
	Building Products 0.1%
	Armstrong World Industries, Inc. (a)	839	20,639
	Masco Corp.	8,494	118,322
			138,961
	Capital Markets 2.6%
	Invesco, Ltd.	12,258	242,095
	Investment Technology Group, Inc. (a)	14,837	331,607
	MF Global, Ltd. (a)	12,263	78,238
	Northern Trust Corp.	8,376	500,969
	Raymond James Financial, Inc.	18,325	376,029
	TD Ameritrade Holding Corp. (a)	40,321	747,551
	Waddell & Reed Financial, Inc. Class A	3,467	98,359
			2,374,848
	Chemicals 2.0%
	Ashland, Inc.	2,690	89,147
	Cabot Corp.	6,007	109,928
	Celanese Corp. Class A	7,603	195,397
	CF Industries Holdings, Inc.	8,795	694,277
	Eastman Chemical Co.	5,853	290,660
	Huntsman Corp.	2,559	15,712
	Nalco Holding Co.	5,024	88,874
	Scotts Miracle-Gro Co. (The) Class A	292	11,403
	Terra Industries, Inc.	13,642	397,801
			1,893,199
	Commercial Banks 1.0%
	Associated Banc-Corp.	4,646	50,363
	Bank of Hawaii Corp.	2,278	87,407
	BOK Financial Corp.	142	5,948
	CapitalSource, Inc.	21,565	100,062
	Comerica, Inc.	3,857	91,951
	Cullen/Frost Bankers, Inc.	5,883	282,560
	First Citizens BancShares, Inc. Class A	457	64,908
	M&T Bank Corp.	1,801	105,034
	TCF Financial Corp.	9,810	138,713
			926,946
	Commercial Services & Supplies 1.0%
	Brink’s Co. (The)	14,473	392,942
	Covanta Holding Corp. (a)	3,845	64,942
	Iron Mountain, Inc. (a)	3,318	96,919
	R.R. Donnelley & Sons Co.	24,443	339,758
			894,561
	Communications Equipment 0.6%
	3Com Corp. (a)	15,683	59,125
	ADC Telecommunications, Inc. (a)	5,500	40,040
	Harris Corp.	602	18,849
	JDS Uniphase Corp. (a)	26,517	155,389
	Tellabs, Inc. (a)	43,799	254,034
			527,437
	Computers & Peripherals 2.5%
¤	NetApp, Inc. (a)	39,364	884,115
	QLogic Corp. (a)	16,698	217,909
	Seagate Technology	2,816	33,905
	Sun Microsystems, Inc. (a)	16,172	148,297
	Teradata Corp. (a)	7,926	194,742
¤	Western Digital Corp. (a)	29,152	881,848
			2,360,816
	Construction & Engineering 1.3%
	Fluor Corp.	4,668	246,470
	Shaw Group, Inc. (The) (a)	22,169	652,655
	URS Corp. (a)	6,976	352,986
			1,252,111
	Consumer Finance 0.9%
¤	Discover Financial Services	72,872	865,719

	Containers & Packaging 0.0%‡
	Crown Holdings, Inc. (a)	1,728	43,373

	Diversified Consumer Services 1.3%
	Apollo Group, Inc. Class A (a)	7,355	507,789
	Brinks Home Security Holdings, Inc. (a)	11,086	330,585
	Career Education Corp. (a)	15,606	357,689
			1,196,063
	Diversified Financial Services 0.1%
	IntercontinentalExchange, Inc. (a)	1,021	96,035

	Diversified Telecommunication Services 0.5%
	CenturyTel, Inc.	3,562	111,811
	Qwest Communications International, Inc.	83,008	320,411
			432,222

	Electric Utilities 0.5%
	Edison International	2,940	95,021
	PPL Corp.	10,961	370,372
			465,393

	Electrical Equipment 1.4%
	Cooper Industries, Ltd. Class A	22,633	745,757
	Hubbel, Inc. Class B	11,249	419,813
	Rockwell Automation, Inc.	2,833	117,315
			1,282,885
	Electronic Equipment & Instruments 3.9%
	Arrow Electronics, Inc. (a)	26,812	690,945
	Avnet, Inc. (a)	30,125	735,050
	Ingram Micro, Inc. Class A (a)	38,699	650,917
	Molex, Inc.	37,300	662,448
	Tech Data Corp. (a)	16,477	575,542
	Vishay Intertechnology, Inc. (a)	37,379	265,765
			3,580,667
	Energy Equipment & Services 3.9%
	BJ Services Co.	9,842	139,560
	Cameron International Corp. (a)	19,413	606,268
	Diamond Offshore Drilling, Inc.	8,973	806,404
	ENSCO International, Inc.	20,235	766,704
	Exterran Holdings, Inc. (a)	2,135	37,128
	Nabors Industries, Ltd. (a)	20,270	344,995
	NATCO Group, Inc. Class A (a)	771	27,802
	Patterson-UTI Energy, Inc.	45,162	623,687
	Pride International, Inc. (a)	10,596	265,642
	Superior Energy Services, Inc. (a)	1,750	29,032
			3,647,222
	Food & Staples Retailing 1.3%
	Safeway, Inc.	31,353	593,512
	Whole Foods Market, Inc. (a)	24,473	592,002
			1,185,514
	Food Products 1.4%
¤	Bunge, Ltd.	13,414	938,577
	Dean Foods Co. (a)	12,621	267,439
	Tyson Foods, Inc. Class A	6,488	74,158
			1,280,174
	Gas Utilities 0.8%
	National Fuel Gas Co.	2,260	91,711
	Questar Corp.	1,457	48,183
	UGI Corp.	21,750	575,070
			714,964
	Health Care Equipment & Supplies 1.1%
	Beckman Coulter, Inc.	4,827	304,053
	Gen-Probe, Inc. (a)	1,747	64,849
	Hill-Rom Holdings, Inc.	1,917	32,857
	Kinetic Concepts, Inc. (a)	19,410	613,744
	ResMed, Inc. (a)	384	15,744
			1,031,247
	Health Care Providers & Services 4.6%
	AmerisourceBergen Corp.	10,941	215,757
	CIGNA Corp.	25,768	731,811
	Community Health Systems, Inc. (a)	17,778	503,473
	Coventry Health Care, Inc. (a)	29,272	673,256
	Henry Schein, Inc. (a)	545	28,002
	Humana, Inc. (a)	14,515	476,818
	Laboratory Corp. of America Holdings (a)	4,771	320,563
	Lincare Holdings, Inc. (a)	17,324	453,542
	Omnicare, Inc.	1,945	46,427
	Quest Diagnostics, Inc.	12,945	707,056
	Universal Health Services, Inc. Class B	1,582	87,975
			4,244,680
	Health Care Technology 0.0%‡
	Cerner Corp. (a)	488	31,759

	Hotels, Restaurants & Leisure 2.1%
	Brinker International, Inc.	2,185	36,358
	Chipotle Mexican Grill, Inc. Class A (a)	3,520	330,282
	Darden Restaurants, Inc.	20,356	659,331
	Panera Bread Co. Class A (a)	1,065	58,532
	Penn National Gaming, Inc. (a)	13,328	422,631
	Starbucks Corp. (a)	15,801	279,678
	WMS Industries, Inc. (a)	3,756	135,817
	Yum! Brands, Inc.	140	4,964
			1,927,593
	Household Durables 3.2%
	Centex Corp. (a)	24,651	268,942
	D.R. Horton, Inc.	63,710	738,399
	Garmin, Ltd.	27,239	753,431
	Harman International Industries, Inc.	2,436	60,121
	KB Home	318	5,307
	Leggett & Platt, Inc.	37,161	644,743
	M.D.C. Holdings, Inc.	5,740	202,278
	Mohawk Industries, Inc. (a)	387	19,961
	Newell Rubbermaid, Inc.	618	7,954
	NVR, Inc. (a)	315	189,362
	Toll Brothers, Inc. (a)	6,212	121,507
			3,012,005
	Independent Power Producers & Energy Traders 2.4%
	AES Corp. (The) (a)	53,196	680,377
	Calpine Corp. (a)	38,088	490,574
	Mirant Corp. (a)	12,301	222,156
	NRG Energy, Inc. (a)	23,900	650,319
	RRI Energy, Inc. (a)	31,741	169,814
			2,213,240
	Industrial Conglomerates 0.6%
	Carlisle Cos., Inc.	16,974	531,795

	Insurance 5.8%
	Allied World Assurance Holdings, Ltd./Bermuda	14,994	651,639
	American Financial Group, Inc.	21,930	534,873
	Aon Corp.	10,203	402,508
	Arch Capital Group, Ltd. (a)	1,314	81,718
	Aspen Insurance Holdings, Ltd.	13,080	325,300
	Assurant, Inc.	5,712	145,770
	Axis Capital Holdings, Ltd.	25,812	734,609
	Cincinnati Financial Corp.	2,265	54,700
	Endurance Specialty Holdings, Ltd.	7,516	250,809
	HCC Insurance Holdings, Inc.	26,247	658,800
	Odyssey Re Holdings Corp.	3,224	148,949
	Principal Financial Group, Inc.	12,012	284,684
	Torchmark Corp.	10,601	414,075
	Unum Group	9,709	182,238
	Validus Holdings, Ltd.	10,506	238,486
	W.R. Berkley Corp.	10,118	235,041
			5,344,199
	Internet & Catalog Retail 0.7%
	Expedia, Inc. (a)	12,497	258,813
	HSN, Inc. (a)	1,616	16,370
	Priceline.com, Inc. (a)	3,157	409,210
			684,393
	Internet Software & Services 0.7%
	Akamai Technologies, Inc. (a)	5,823	95,730
	IAC/InterActiveCorp (a)	22,324	410,985
	Sohu.com, Inc. (a)	195	11,928
	VeriSign, Inc. (a)	5,960	121,823
			640,466
	IT Services 5.3%
	Alliance Data Systems Corp. (a)	3,449	175,899
	Amdocs, Ltd. (a)	23,620	564,990
	Broadridge Financial Solutions LLC	36,211	625,364
¤	Computer Sciences Corp. (a)	18,340	883,438
	DST Systems, Inc. (a)	3,486	154,534
	Fiserv, Inc. (a)	2,360	111,888
	Global Payments, Inc.	17,445	737,924
	Hewitt Associates, Inc. Class A (a)	10,506	314,445
	NeuStar, Inc. Class A (a)	13,408	304,093
	Paychex, Inc.	23,894	633,191
	SAIC, Inc. (a)	14,619	264,458
	Total System Services, Inc.	7,415	108,852
			4,879,076
	Leisure Equipment & Products 0.2%
	Hasbro, Inc.	5,730	151,845

	Life Sciences Tools & Services 0.5%
	Charles River Laboratories International, Inc. (a)	2,678	88,562
	Millipore Corp. (a)	149	10,370
	Pharmaceutical Product Development, Inc.	10,116	210,109
	Waters Corp. (a)	3,753	188,588
			497,629
	Machinery 4.0%
	Cummins, Inc.	2,867	123,310
	Dover Corp.	20,679	703,293
	Eaton Corp.	701	36,396
	Gardner Denver, Inc. (a)	2,439	71,194
	Harsco Corp.	4,331	119,146
	John Bean Technologies Corp.	1,108	15,357
	Joy Global, Inc.	3,409	126,747
	Navistar International Corp. (a)	9,518	376,342
	Oshkosh Corp.	25,290	694,210
	Parker Hannifin Corp.	13,104	580,245
	SPX Corp.	10,136	535,383
	Timken Co. (The)	8,387	170,927
	Toro Co. (The)	5,643	195,586
			3,748,136
	Media 3.1%
	Ascent Media Corp. Class A (a)	1,770	49,064
	CTC Media, Inc. (a)	11,080	136,949
	Discovery Communications, Inc. Class C (a)	19,124	428,378
	Dish Network Corp. Class A (a)	11,313	191,755
	Interpublic Group of Cos., Inc. (The) (a)	105,502	549,665
	Marvel Entertainment, Inc. (a)	10,266	406,123
	McGraw-Hill Cos., Inc. (The)	16,699	523,514
	Scripps Networks Interactive Class A	11,449	369,574
	Warner Music Group Corp. (a)	12,901	72,504
	Washington Post Co. Class B	281	126,871
			2,854,397
	Metals & Mining 2.0%
	Allegheny Technologies, Inc.	6,634	179,649
	Cliffs Natural Resources, Inc.	12,967	355,166
	Commercial Metals Co.	14,708	243,270
	Reliance Steel & Aluminum Co.	16,333	550,586
	Schnitzer Steel Industries, Inc. Class A	7,312	393,166
	Steel Dynamics, Inc.	783	12,810
	Walter Industries, Inc.	3,020	149,067
			1,883,714
	Multi-Utilities 1.2%
	DTE Energy Corp.	2,948	101,588
	MDU Resources Group, Inc.	4,220	84,949
	NSTAR	2,504	80,378
	PG&E Corp.	9,481	382,748
	Xcel Energy, Inc.	21,927	437,224
			1,086,887
	Multiline Retail 1.7%
	Dollar Tree, Inc. (a)	6,577	303,331
	Family Dollar Stores, Inc.	5,154	161,939
	J.C. Penney Co., Inc.	11,520	347,328
	Kohl’s Corp. (a)	6,378	309,652
	Macy’s, Inc.	4,540	63,151
	Sears Holdings Corp. (a)	6,206	411,706
			1,597,107
	Oil, Gas & Consumable Fuels 4.1%
	Alpha Natural Resources, Inc. (a)	2,862	95,333
	Arch Coal, Inc.	2,135	37,170
	Cimarex Energy Co.	8,758	313,361
	Comstock Resources, Inc. (a)	1,787	68,799
	Encore Acquisition Co. (a)	13,255	471,878
	Foundation Coal Holdings, Inc.	9,932	356,857
	Frontier Oil Corp.	29,311	407,423
	Frontline, Ltd.	1,696	38,788
	Mariner Energy, Inc. (a)	2,720	32,613
¤	Murphy Oil Corp.	16,523	961,639
	Newfield Exploration Co. (a)	8,047	316,488
	Noble Energy, Inc.	547	33,433
	Overseas Shipholding Group, Inc.	1,194	41,014
	Plains Exploration & Production Co. (a)	1,327	38,019
	Teekay Corp.	3,862	68,744
	Tesoro Corp.	37,350	488,911
			3,770,470
	Paper & Forest Products 1.1%
	International Paper Co.	39,003	733,646
	MeadWestvaco Corp.	16,553	322,618
			1,056,264
	Personal Products 0.6%
	Herbalife, Ltd.	15,947	548,736

	Pharmaceuticals 3.1%
	Endo Pharmaceuticals Holdings, Inc. (a)	15,974	335,614
¤	Forest Laboratories, Inc. (a)	33,336	861,069
	King Pharmaceuticals, Inc. (a)	60,793	551,392
	Mylan, Inc. (a)	12,041	158,821
	Sepracor, Inc. (a)	25,902	449,400
	Warner Chilcott, Ltd. Class A (a)	2,942	44,424
	Watson Pharmaceuticals, Inc. (a)	14,357	498,619
			2,899,339
	Professional Services 1.4%
	Manpower, Inc.	15,327	734,930
	Robert Half International, Inc.	22,469	557,006
			1,291,936
	Real Estate Investment Trusts 2.7%
	Annaly Capital Management, Inc.	5,684	95,775
	AvalonBay Communities, Inc.	632	36,782
	Boston Properties, Inc.	741	39,199
	Equity Residential	1,592	38,208
	HCP, Inc.	1,672	43,071
	Health Care, Inc.	1,038	41,582
	Hospitality Properties Trust	23,324	368,286
	Host Hotels & Resorts, Inc.	25,322	229,924
	HRPT Properties Trust	17,217	82,986
	iStar Financial, Inc. (a)	8,690	21,117
	Nationwide Health Properties, Inc.	7,357	213,500
	Plum Creek Timber Co., Inc.	6,255	195,656
¤	Public Storage	13,166	955,457
	Taubman Centers, Inc.	1,314	34,966
	Ventas, Inc.	1,185	41,830
	Vornado Realty Trust	786	40,102
			2,478,441
	Road & Rail 0.2%
	Hertz Global Holdings, Inc. (a)	18,181	171,629

	Semiconductors & Semiconductor Equipment 2.8%
	Broadcom Corp. Class A (a)	19,746	557,430
	Cypress Semiconductor Corp. (a)	47,721	506,797
	Integrated Device Technology, Inc. (a)	28,496	192,918
	Intersil Corp. Class A	1,152	16,554
	Marvell Technology Group, Ltd. (a)	62,095	828,347
	MEMC Electronic Materials, Inc. (a)	2,323	40,931
	Micron Technology, Inc. (a)	1,017	6,499
	Novellus Systems, Inc. (a)	19,554	382,672
	Silicon Laboratories, Inc. (a)	1,842	78,893
			2,611,041
	Software 3.7%
	Autodesk, Inc. (a)	12,943	282,287
	BMC Software, Inc. (a)	16,960	577,149
¤	CA, Inc.	41,018	867,121
	Compuware Corp. (a)	46,708	342,370
	Intuit, Inc. (a)	1,436	42,649
	Novell, Inc. (a)	32,956	150,938
	Red Hat, Inc. (a)	13,945	318,364
	Sybase, Inc. (a)	8,029	287,438
	Synopsys, Inc. (a)	26,963	538,721
			3,407,037
	Specialty Retail 6.4%
	Abercrombie & Fitch Co. Class A	3,973	113,588
	Advance Auto Parts, Inc.	12,697	586,982
	Aeropostale, Inc. (a)	7,262	264,337
	AutoNation, Inc. (a)	22,223	459,572
	AutoZone, Inc. (a)	958	147,120
	Barnes & Noble, Inc.	9,040	208,191
	Foot Locker, Inc.	18,162	201,235
	Gap, Inc. (The)	14,156	231,026
	Guess?, Inc.	5,088	147,908
	Limited Brands, Inc.	45,141	584,125
	Office Depot, Inc. (a)	3,810	17,336
	Penske Auto Group, Inc.	11,859	245,244
	PetSmart, Inc.	13,077	292,532
	RadioShack Corp.	33,935	526,332
	Ross Stores, Inc.	17,569	774,617
	Sherwin-Williams Co. (The)	10,078	582,005
	Signet Jewelers, Ltd.	14,475	319,608
	Williams-Sonoma, Inc.	19,356	272,145
			5,973,903
	Textiles, Apparel & Luxury Goods 1.2%
	Coach, Inc.	12,554	371,473
	Polo Ralph Lauren Corp.	12,114	763,788
			1,135,261
	Trading Companies & Distributors 0.4%
	MSC Industrial Direct Co.	871	34,178
	W.W. Grainger, Inc.	1,109	99,710
	WESCO International, Inc. (a)	9,399	232,062
			365,950
	Wireless Telecommunication Services 0.9%
	NII Holdings, Inc. (a)	8,812	202,852
	Telephone and Data Systems, Inc.	20,336	523,449
	United States Cellular Corp. (a)	2,069	74,112
			800,413
	Total Common Stocks (Cost $81,181,372)		92,166,108

	Exchange Traded Fund 0.7% (b)
	S&P MidCap 400 Index – MidCap SPDR Trust Series 1	5,373	612,737

	Total Exchange Traded Fund (Cost $534,879)		612,737

	Principal Amount	Value
Short-Term Investment 0.5%
Repurchase Agreement 0.5%
State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $452,116 (Collateralized by a United States Treasury Bill with a rate of 0.089% and a maturity date of 9/10/09, with a Principal Amount of $465,000 and a Market Value of $464,954)	$452,115	452,115

Total Short-Term Investment (Cost $452,115)		452,115

Total Investments (Cost $82,168,366) (c)	100.5%	93,230,960
Liabilities in Excess of
Cash and Other Assets	(0.5)	(440,066)
Net Assets	100.0%	$92,790,894

¤	Among the Fund's 10 largest holdings, as of July 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - represents a basket of securities that is traded on an exchange.
(c)	At July 31, 2009, cost is $83,470,636 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$11,955,152
Gross unrealized depreciation	(2,194,828)
Net unrealized appreciation	$9,760,324

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$1,756,333	$—	$—	$1,756,333
Air Freight & Logistics	144,916	—	—	144,916
Airlines	413,224	—	—	413,224
Auto Components	169,275	—	—	169,275
Beverages	1,652,662	—	—	1,652,662
Building Products	138,961	—	—	138,961
Capital Markets	2,374,848	—	—	2,374,848
Chemicals	1,893,199	—	—	1,893,199
Commercial Banks	926,946	—	—	926,946
Commercial Services & Supplies	894,561	—	—	894,561
Communications Equipment	527,437	—	—	527,437
Computers & Peripherals	2,360,816	—	—	2,360,816
Construction & Engineering	1,252,111	—	—	1,252,111
Consumer Finance	865,719	—	—	865,719
Containers & Packaging	43,373	—	—	43,373
Diversified Consumer Services	1,196,063	—	—	1,196,063
Diversified Financial Services	96,035	—	—	96,035
Diversified Telecommunication Services	432,222	—	—	432,222
Electric Utilities	465,393	—	—	465,393
Electrical Equipment	1,282,885	—	—	1,282,885
Electronic Equipment & Instruments	3,580,667	—	—	3,580,667
Energy Equipment & Services	3,647,222	—	—	3,647,222
Food & Staples Retailing	1,185,514	—	—	1,185,514
Food Products	1,280,174	—	—	1,280,174
Gas Utilities	714,964	—	—	714,964
Health Care Equipment & Supplies	1,031,247	—	—	1,031,247
Health Care Providers & Services	4,244,680	—	—	4,244,680
Health Care Technology	31,759	—	—	31,759
Hotels, Restaurants & Leisure	1,927,593	—	—	1,927,593
Household Durables	3,012,005	—	—	3,012,005
Independent Power Producers & Energy Traders	2,213,240	—	—	2,213,240
Industrial Conglomerates	531,795	—	—	531,795
Insurance	5,344,199	—	—	5,344,199
Internet & Catalog Retail	684,393	—	—	684,393
Internet Software & Services	640,466	—	—	640,466
IT Services	4,879,076	—	—	4,879,076
Leisure Equipment & Products	151,845	—	—	151,845
Life Sciences Tools & Services	497,629	—	—	497,629
Machinery	3,748,136	—	—	3,748,136
Media	2,854,397	—	—	2,854,397
Metals & Mining	1,883,714	—	—	1,883,714
Multi-Utilities	1,086,887	—	—	1,086,887
Multiline Retail	1,597,107	—	—	1,597,107
Oil, Gas & Consumable Fuels	3,770,470	—	—	3,770,470
Paper & Forest Products	1,056,264	—	—	1,056,264
Personal Products	548,736	—	—	548,736
Pharmaceuticals	2,899,339	—	—	2,899,339
Professional Services	1,291,936	—	—	1,291,936
Real Estate Investment Trusts	2,478,441	—	—	2,478,441
Road & Rail	171,629	—	—	171,629
Semiconductors & Semiconductor Equipment	2,611,041	—	—	2,611,041
Software	3,407,037	—	—	3,407,037
Specialty Retail	5,973,903	—	—	5,973,903
Textiles, Apparel & Luxury Goods	1,135,261	—	—	1,135,261
Trading Companies & Distributors	365,950	—	—	365,950
Wireless Telecommunication Services	800,413	—	—	800,413
Total Common Stocks	92,166,108	—	—	92,166,108
Exchange Traded Fund	612,737	—	—	612,737
Short-Term Investment
Repurchase Agreement	—	452,115	—	452,115
Total Short-Term Investment	—	452,115	—	452,115
Total	$92,778,845	$452,115	$—	$93,230,960

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Small Company Value Fund
Portfolio of Investments July 31, 2009 unaudited

		Shares	Value
	Common Stocks 95.6%†
	Aerospace & Defense 1.2%
	AerCap Holdings N.V. (a)	374,600	$2,861,944

	Airlines 0.7%
	Airtran Holdings, Inc. (a)	241,100	1,745,564

	Biotechnology 0.3%
	InterMune, Inc. (a)	48,000	733,440

	Building Products 1.9%
¤	Armstrong World Industries, Inc. (a)	190,600	4,688,760

	Capital Markets 2.8%
	Cowen Group, Inc. (a)	142,700	1,050,272
	Jefferies Group, Inc. (a)	69,200	1,581,912
	Piper Jaffray Cos. (a)	34,753	1,593,773
	Virtus Investment Partners, Inc. (a)	12,852	203,704
	Waddell & Reed Financial, Inc. Class A	85,850	2,435,564
			6,865,225
	Chemicals 2.5%
¤	Cabot Corp.	206,700	3,782,610
	OM Group, Inc. (a)	68,990	2,322,203
			6,104,813
	Commercial Banks 3.3%
	First Horizon National Corp. (a)	155,289	1,990,805
	Investors Bancorp, Inc. (a)	297,000	2,937,330
	SVB Financial Group (a)	90,100	3,176,025
			8,104,160
	Commercial Services & Supplies 2.5%
	American Reprographics Co. (a)	268,800	2,325,120
¤	Steelcase, Inc. Class A	499,000	3,652,680
			5,977,800
	Communications Equipment 4.4%
	3Com Corp. (a)	809,501	3,051,819
	ADC Telecommunications, Inc. (a)	307,800	2,240,784
	Avocent Corp. (a)	123,981	1,922,945
	Extreme Networks, Inc. (a)	617,900	1,402,633
	Sonus Networks, Inc. (a)	1,119,600	2,127,240
			10,745,421
	Computers & Peripherals 3.9%
	Electronics for Imaging, Inc. (a)	235,732	2,687,345
¤	NCR Corp. (a)	281,500	3,642,610
	STEC, Inc. (a)	89,750	3,059,577
			9,389,532
	Construction & Engineering 2.9%
	EMCOR Group, Inc. (a)	89,086	2,148,754
	Foster Wheeler A.G. (a)	99,300	2,293,830
	Pike Electric Corp. (a)	245,900	2,589,327
			7,031,911
	Containers & Packaging 1.0%
	Silgan Holdings, Inc.	46,200	2,322,012

	Diversified Consumer Services 1.0%
	Brinks Home Security Holdings, Inc. (a)	81,500	2,430,330

	Electric Utilities 2.2%
	Cleco Corp.	82,982	1,965,844
	DPL, Inc.	29,250	700,538
	Idacorp, Inc.	97,459	2,701,563
			5,367,945
	Electrical Equipment 2.2%
	Acuity Brands, Inc.	55,559	1,639,546
	C&D Technologies, Inc. (a)	606,000	1,212,000
	LSI Industries, Inc.	367,900	2,387,671
			5,239,217
	Electronic Equipment & Instruments 4.0%
	Methode Electronics, Inc.	176,667	1,339,136
	Tech Data Corp. (a)	52,600	1,837,318
	TTM Technologies, Inc. (a)	335,200	3,308,424
	Vishay Intertechnology, Inc. (a)	452,700	3,218,697
			9,703,575
	Energy Equipment & Services 1.6%
¤	Key Energy Services, Inc. (a)	558,500	3,875,990

	Health Care Equipment & Supplies 2.5%
	Cynosure, Inc. (a)	224,500	2,168,670
	Haemonetics Corp. (a)	59,250	3,496,342
	Home Diagnostics, Inc. (a)	49,000	332,710
			5,997,722
	Health Care Providers & Services 1.2%
	Magellan Health Services, Inc. (a)	90,436	2,926,509

	Hotels, Restaurants & Leisure 2.1%
	AFC Enterprises, Inc. (a)	356,500	2,648,795
	Jack in the Box, Inc. (a)	117,264	2,474,270
			5,123,065
	Household Durables 1.0%
	KB Home	144,500	2,411,705

	Household Products 0.9%
	Church & Dwight Co., Inc.	37,650	2,220,597

	Independent Power Producers & Energy Traders 0.9%
	RRI Energy, Inc. (a)	389,350	2,083,023

	Industrial Conglomerates 1.0%
	McDermott International, Inc. (a)	124,000	2,422,960

	Insurance 7.7%
	Arthur J. Gallagher & Co.	106,550	2,439,995
	Aspen Insurance Holdings, Ltd.	118,271	2,941,400
	Fidelity National Financial, Inc.	169,600	2,433,760
	Hanover Insurance Group, Inc. (The)	55,500	2,181,705
	IPC Holdings, Ltd.	74,515	2,156,464
	Platinum Underwriters Holdings, Ltd.	52,348	1,766,745
	Protective Life Corp.	166,800	2,493,660
	Validus Holdings, Ltd.	102,750	2,332,425
			18,746,154
	Internet Software & Services 1.2%
	Openwave Systems, Inc. (a)	1,113,500	2,917,370

	IT Services 1.1%
	Acxiom Corp.	279,187	2,694,155

	Machinery 1.2%
	Commercial Vehicle Group, Inc. (a)	304,300	611,643
	Kennametal, Inc.	109,200	2,328,144
			2,939,787
	Metals & Mining 2.2%
	Brush Engineered Materials, Inc. (a)	137,400	2,930,742
	Cliffs Natural Resources, Inc.	88,500	2,424,015
			5,354,757
	Multi-Utilities 2.6%
¤	NSTAR	128,000	4,108,800
	Vectren Corp.	93,950	2,307,412
			6,416,212
	Oil, Gas & Consumable Fuels 3.7%
	International Coal Group, Inc. (a)	554,300	1,718,330
	McMoRan Exploration Co. (a)	399,700	2,542,092
	Stone Energy Corp. (a)	165,499	1,797,319
	W&T Offshore, Inc.	268,800	2,873,472
			8,931,213
	Paper & Forest Products 1.3%
	Buckeye Technologies, Inc. (a)	494,028	3,137,078

	Pharmaceuticals 4.8%
	Flamel Technologies S.A. ADR (b)	71,300	566,835
¤	Impax Laboratories, Inc. (a)	600,400	4,503,000
	Medicines Co. (The) (a)	91,000	738,010
	Par Pharmaceutical Cos., Inc. (a)	168,600	2,733,006
	Sepracor, Inc. (a)	171,200	2,970,320
			11,511,171
	Professional Services 1.3%
	CDI Corp.	252,881	3,211,589

	Real Estate Investment Trusts 1.1%
	MFA Financial, Inc.	347,500	2,571,500

	Semiconductors & Semiconductor Equipment 6.2%
	Advanced Analogic Technologies, Inc. (a)	200,700	967,374
¤	FormFactor, Inc. (a)	155,000	3,572,750
	Lattice Semiconductor Corp. (a)	1,334,900	2,950,129
	MKS Instruments, Inc. (a)	118,000	2,285,660
¤	Teradyne, Inc. (a)	650,900	5,129,092
			14,905,005
	Specialty Retail 8.2%
	AnnTaylor Stores Corp. (a)	269,000	3,246,830
	Chico’s FAS, Inc. (a)	280,000	3,211,600
	Childrens Place Retail Stores, Inc. (The) (a)	54,000	1,769,580
	Christopher & Banks Corp.	433,000	3,429,360
	Collective Brands, Inc. (a)	172,700	2,749,384
	Foot Locker, Inc.	208,400	2,309,072
	GameStop Corp. Class A (a)	107,900	2,361,931
	Pacific Sunwear of California, Inc. (a)	245,300	814,396
			19,892,153
	Textiles, Apparel & Luxury Goods 1.6%
¤	Skechers U.S.A., Inc. Class A (a)	272,800	3,772,824

	Thrifts & Mortgage Finance 2.4%
	Bank Mutual Corp.	272,493	2,681,331
	Brookline Bancorp, Inc.	266,000	3,098,900
			5,780,231
	Trading Companies & Distributors 1.0%
	United Rentals, Inc. (a)	312,550	2,334,749

	Total Common Stocks (Cost $186,142,142)		231,489,168

	Principal Amount	Value
Short-Term Investment 2.8%
Repurchase Agreement 2.8%
State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $6,951,164 (Collateralized by a United States Treasury Bill with a rate of 0.089% and a maturity date of 9/10/09, with a Principal Amount of $7,095,000 and a Market Value of $7,094,290)	$6,951,152	6,951,152

Total Short-Term Investment (Cost $6,951,152)		6,951,152

Total Investments (Cost $193,093,294) (c)	98.4%	238,440,320
Cash and Other Assets,
Less Liabilities	1.6	3,778,698
Net Assets	100.0%	$242,219,018

¤	Among the Fund's 10 largest holdings, as of July 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At July 31, 2009, cost is $197,561,499 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$52,410,965
Gross unrealized depreciation	(11,532,144)
Net unrealized appreciation	$40,878,821

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$2,861,944	$—	$—	$2,861,944
Airlines	1,745,564	—	—	1,745,564
Biotechnology	733,440	—	—	733,440
Building Products	4,688,760	—	—	4,688,760
Capital Markets	6,865,225	—	—	6,865,225
Chemicals	6,104,813	—	—	6,104,813
Commercial Banks	8,104,160	—	—	8,104,160
Commercial Services & Supplies	5,977,800	—	—	5,977,800
Communications Equipment	10,745,421	—	—	10,745,421
Computers & Peripherals	9,389,532	—	—	9,389,532
Construction & Engineering	7,031,911	—	—	7,031,911
Containers & Packaging	2,322,012	—	—	2,322,012
Diversified Consumer Services	2,430,330	—	—	2,430,330
Electric Utilities	5,367,945	—	—	5,367,945
Electrical Equipment	5,239,217	—	—	5,239,217
Electronic Equipment & Instruments	9,703,575	—	—	9,703,575
Energy Equipment & Services	3,875,990	—	—	3,875,990
Health Care Equipment & Supplies	5,997,722	—	—	5,997,722
Health Care Providers & Services	2,926,509	—	—	2,926,509
Hotels, Restaurants & Leisure	5,123,065	—	—	5,123,065
Household Durables	2,411,705	—	—	2,411,705
Household Products	2,220,597	—	—	2,220,597
Independent Power Producers & Energy Traders	2,083,023	—	—	2,083,023
Industrial Conglomerates	2,422,960	—	—	2,422,960
Insurance	18,746,154	—	—	18,746,154
Internet Software & Services	2,917,370	—	—	2,917,370
IT Services	2,694,155	—	—	2,694,155
Machinery	2,939,787	—	—	2,939,787
Metals & Mining	5,354,757	—	—	5,354,757
Multi-Utilities	6,416,212	—	—	6,416,212
Oil, Gas & Consumable Fuels	8,931,213	—	—	8,931,213
Paper & Forest Products	3,137,078	—	—	3,137,078
Pharmaceuticals	11,511,171	—	—	11,511,171
Professional Services	3,211,589	—	—	3,211,589
Real Estate Investment Trusts	2,571,500	—	—	2,571,500
Semiconductors & Semiconductor Equipment	14,905,005	—	—	14,905,005
Specialty Retail	19,892,153	—	—	19,892,153
Textiles, Apparel & Luxury Goods	3,772,824	—	—	3,772,824
Thrifts & Mortgage Finance	5,780,231	—	—	5,780,231
Trading Companies & Distributors	2,334,749	—	—	2,334,749
Total Common Stocks	231,489,168	—	—	231,489,168
Short-Term Investment
Repurchase Agreement	—	6,951,152	—	6,951,152
Total Short-Term Investment	—	6,951,152	—	6,951,152
Total	$231,489,168	$6,951,152	$—	$238,440,320

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

Eclipse Funds

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2009 unaudited

SECURITIES VALUATION.

Debt securities are valued at prices supplied by a pricing agent or broker selected by the Fund’s Manager, in consultation with the Fund's Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund’s Manager, in consultation with the Fund’s Subadvisor, if any, to be representative of market values, at the regular close of trading of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business (“valuation date”). Investments in other mutual funds are valued at their net asset values ("NAVs") at the close of the New York Stock Exchange on each valuation date.

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.  Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in other mutual funds are valued at their NAV as of the close of the New York Stock Exchange on the date of valuation.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.  Other temporary cash investments which mature 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund’s Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund’s Manager or Subadvisor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At July 31, 2009, the MainStay Balanced Fund held a security with a value of $18, that was valued in such a manner.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157"), effective for the fiscal year beginning November 1, 2008. In accordance with SFAS 157, "fair value" is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as, the risk inherent in a particular valuation technique used to measure fair value, including such a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of July 31, 2009, for each Fund's investments is included at the end of each Fund's Portfolio of Investments.

The valuation techniques used by the Funds to measure fair value during the period ended July 31, 2009, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets.

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“SFSP 157-4”). SFSP 157-4 provides additional guidance for estimating fair value in accordance with FASB SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. SFSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.

Item 2.  Controls and Procedures.

(a)
Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s Internal Control over Financial Reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s Internal Control over Financial Reporting.

Item 3.  Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 28, 2009

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date:	September 28, 2009